UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands	Class A Ordinary Shares [Member] USD ($) shares	Class A Ordinary Shares [Member] CNY (¥) shares	Class C Ordinary Shares [Member] CNY (¥) shares	Additional paid-in capital [Member] CNY (¥)	Statutory reserves [Member] CNY (¥)	Accumulated deficit [Member] Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥)	Accumulated other comprehensive income [Member] CNY (¥)	Non-controlling interest [Member] CNY (¥)	Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	USD ($)	CNY (¥)
Balance at Dec. 31, 2019		¥ 730	¥ 90	¥ 3,508,745	¥ 20,185		¥ (3,371,815)	¥ 6,341	¥ (680)			¥ 163,596
Balance (in shares) at Dec. 31, 2019 | shares	38,858,199	38,858,199	4,708,415
Increase (Decrease) in Shareholders' Equity
Share-based compensation				238								238
Issuance of ordinary shares for restricted stock award	$ 12,500	¥ 0		0
Foreign currency translation adjustment								433				433
Unrealized gain on investment, net of income taxes								154				154
Impact on adoption of ASC 326						¥ (594)				¥ (594)
Net income/(loss)							6,039		(412)			5,627
Balance at Mar. 31, 2020		¥ 730	¥ 90	3,508,983	20,185		(3,366,370)	6,928	(1,092)			169,454
Balance (in shares) at Mar. 31, 2020 | shares	38,870,699	38,870,699	4,708,415
Balance at Dec. 31, 2019		¥ 730	¥ 90	3,508,745	20,185		(3,371,815)	6,341	(680)			163,596
Balance (in shares) at Dec. 31, 2019 | shares	38,858,199	38,858,199	4,708,415
Increase (Decrease) in Shareholders' Equity
Net income/(loss)												10,138
Balance at Jun. 30, 2020		¥ 731	¥ 90	3,509,224	4,712		(3,346,090)	14,941	(1,388)			182,220
Balance (in shares) at Jun. 30, 2020 | shares	38,883,199	38,883,199	4,708,415
Balance at Mar. 31, 2020		¥ 730	¥ 90	3,508,983	20,185		(3,366,370)	6,928	(1,092)			169,454
Balance (in shares) at Mar. 31, 2020 | shares	38,870,699	38,870,699	4,708,415
Increase (Decrease) in Shareholders' Equity
Share-based compensation				242								242
Issuance of ordinary shares for restricted stock award		¥ 1		(1)
Issuance of ordinary shares for restricted stock award (in shares) | shares	12,500	12,500
Foreign currency translation adjustment								7,895				7,895
Unrealized gain on investment, net of income taxes								118				118
Deregistration of subsidiary					(15,473)		15,473
Net income/(loss)							4,807		(296)			4,511
Balance at Jun. 30, 2020		¥ 731	¥ 90	3,509,224	4,712		(3,346,090)	14,941	(1,388)			182,220
Balance (in shares) at Jun. 30, 2020 | shares	38,883,199	38,883,199	4,708,415
Balance at Dec. 31, 2020		¥ 794	¥ 90	3,545,073	4,210		(3,419,146)	12,101	(1,968)			141,154
Balance (in shares) at Dec. 31, 2020 | shares	41,923,276	41,923,276	4,708,415
Increase (Decrease) in Shareholders' Equity
Share-based compensation				219								219
Issuance of ordinary shares for restricted stock award		¥ 0		0
Issuance of ordinary shares for restricted stock award (in shares) | shares	12,500	12,500
Foreign currency translation adjustment								115				115
Unrealized gain on investment, net of income taxes								38				38
Net income/(loss)							(14,329)		(242)			(14,571)
Balance at Mar. 31, 2021		¥ 794	¥ 90	3,545,292	4,210		(3,433,475)	12,254	(2,210)			126,955
Balance (in shares) at Mar. 31, 2021 | shares	41,935,776	41,935,776	4,708,415
Balance at Dec. 31, 2020		¥ 794	¥ 90	3,545,073	4,210		(3,419,146)	12,101	(1,968)			141,154
Balance (in shares) at Dec. 31, 2020 | shares	41,923,276	41,923,276	4,708,415
Increase (Decrease) in Shareholders' Equity
Net income/(loss)											$ 1,174,000	7,592
Balance at Jun. 30, 2021		¥ 794	¥ 90	3,545,512	4,210		(3,411,035)	11,907	(2,487)		23,076,000	148,991
Balance (in shares) at Jun. 30, 2021 | shares	41,948,276	41,948,276	4,708,415
Balance at Mar. 31, 2021		¥ 794	¥ 90	3,545,292	4,210		(3,433,475)	12,254	(2,210)			126,955
Balance (in shares) at Mar. 31, 2021 | shares	41,935,776	41,935,776	4,708,415
Increase (Decrease) in Shareholders' Equity
Share-based compensation				220								220
Issuance of ordinary shares for restricted stock award		¥ 0		0
Issuance of ordinary shares for restricted stock award (in shares) | shares	12,500	12,500
Foreign currency translation adjustment								(532)				(532)
Unrealized gain on investment, net of income taxes								185				185
Net income/(loss)							22,440		(277)		3,432,000	22,163
Balance at Jun. 30, 2021		¥ 794	¥ 90	¥ 3,545,512	¥ 4,210		¥ (3,411,035)	¥ 11,907	¥ (2,487)		$ 23,076,000	¥ 148,991
Balance (in shares) at Jun. 30, 2021 | shares	41,948,276	41,948,276	4,708,415